CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Income tax expense (recovery), equity investments	$ 0.3	$ (0.3)
Income tax expense (recovery), cash flow hedges - effective portion	4.5	(20.9)
Income tax expense, cash flow hedges- reclassed to profit or loss	$ 3.2	$ 0.2